Annual Total Returns[BarChart] - Invesco Dynamic Building and Construction ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.93%)	45.62%	28.93%	(3.57%)	10.43%	17.72%	24.44%	(30.88%)	40.41%	24.01%